NOTE 10 - Loans: Schedule of Movements of principal and interest (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Movements of principal and interest

A summary of movements of principal and interest during the year ended December 31, 2024, is as follows:

	16%	20%	Total
Balance as of January 1, 2024	-	-	-
Proceeds from drawing loans	1,510	1,907	3,417
Accrued interest recognized in Profit or loss	26	34	60
Repayment of principal and interest	(103)	-	(103)
Balance as of December 31, 2024	1,433	1,941	3,374